CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 26, 2015	Dec. 27, 2014
SHAREHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	40,000,000	40,000,000
Common stock, shares issued (in shares)	20,141,709	19,984,451
Common stock, shares outstanding (in shares)	20,141,709	19,984,451